Reportable Segments (Details 2)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Product Sales Information
Total product sales	100.00%	100.00%	100.00%
Coffee [Member]
Product Sales Information
Total product sales	48.00%	48.00%	44.00%
Peanut butter [Member]
Product Sales Information
Total product sales	13.00%	12.00%	12.00%
Fruit spreads [Member]
Product Sales Information
Total product sales	6.00%	7.00%	8.00%
Shortening and oils [Member]
Product Sales Information
Total product sales	6.00%	7.00%	7.00%
Baking mixes and frostings [Member]
Product Sales Information
Total product sales	6.00%	6.00%	6.00%
Canned milk [Member]
Product Sales Information
Total product sales	4.00%	5.00%	5.00%
Flour and baking ingredients [Member]
Product Sales Information
Total product sales	4.00%	5.00%	5.00%
Juices and beverages [Member]
Product Sales Information
Total product sales	3.00%	2.00%	3.00%
Frozen handheld [Member]
Product Sales Information
Total product sales	3.00%	2.00%	2.00%
Portion control [Member]
Product Sales Information
Total product sales	2.00%	2.00%	3.00%
Toppings and syrups [Member]
Product Sales Information
Total product sales	2.00%	2.00%	2.00%
Other [Member]
Product Sales Information
Total product sales	3.00%	2.00%	3.00%